Filed pursuant to Rules 497(e) and 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA Emerging Market Equity Index Portfolio

SA Fixed Income Index Portfolio

SA Fixed Income Intermediate Index Portfolio

SA International Index Portfolio

SA Large Cap Growth Index Portfolio

SA Large Cap Value Index Portfolio

SA Mid Cap Index Portfolio

SA Small Cap Index Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated October 7, 2019, to each Portfolio’s Summary Prospectus and Prospectus, each dated May 1, 2019, as supplemented and amended to date

At a meeting of the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”) held on October 3, 2019, the Board approved an amendment to the Investment Advisory and Management Agreement (the “Advisory Agreement”) between the Trust and SunAmerica Asset Management, LLC (“SunAmerica”), the Portfolios’ adviser, to add a breakpoint in the advisory fee rate for each Portfolio, effective October 4, 2019.

Effective immediately, the advisory fee payable by each Portfolio to SunAmerica under the Advisory Agreement is as follows:

Portfolio	Fee Rate (as a percentage of average daily net asset value)
SA Emerging Market Equity Index Portfolio	0.45% to $2 billion 0.40% thereafter
SA Fixed Income Index Portfolio	0.30% to $2 billion 0.25% thereafter
SA Fixed Income Intermediate Index Portfolio	0.30% to $2 billion 0.25% thereafter
SA International Index Portfolio	0.40% to $2 billion 0.35% thereafter
SA Large Cap Growth Index Portfolio	0.30% to $2 billion 0.25% thereafter
SA Large Cap Value Index Portfolio	0.30% to $2 billion 0.25% thereafter
SA Mid Cap Index Portfolio	0.30% to $2 billion 0.25% thereafter
SA Small Cap Index Portfolio	0.35% to $2 billion 0.30% thereafter

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus and/or Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ST3179IN4.6

Filed pursuant to Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA Emerging Market Equity Index Portfolio

SA Fixed Income Index Portfolio

SA Fixed Income Intermediate Index Portfolio

SA International Index Portfolio

SA Large Cap Growth Index Portfolio

SA Large Cap Value Index Portfolio

SA Mid Cap Index Portfolio

SA Small Cap Index Portfolio

(each, a “Portfolio” and collectively, the “Portfolios”)

Supplement dated October 7, 2019, to the Portfolios’

Statement of Additional Information (“SAI”),

dated May 1, 2019, as supplemented and amended to date

At a meeting of the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”) held on October 3, 2019, the Board approved an amendment to the Investment Advisory and Management Agreement (the “Advisory Agreement”) between the Trust and SunAmerica Asset Management, LLC (“SunAmerica”), the Portfolios’ adviser, to add a breakpoint in the advisory fee rate for each Portfolio, effective October 4, 2019.

Accordingly, the following changes are made to the SAI effective immediately:

The fee rate in the first table under the subsection entitled “Investment Advisory and Management Agreement – Advisory Fees” solely as it relates to each Portfolio is deleted in its entirety and replaced with the following:

Portfolio	Fee Rate (as a percentage of average daily net asset value)
SA Emerging Market Equity Index Portfolio	0.45% to $2 billion 0.40% thereafter
SA Fixed Income Index Portfolio	0.30% to $2 billion 0.25% thereafter
SA Fixed Income Intermediate Index Portfolio	0.30% to $2 billion 0.25% thereafter
SA International Index Portfolio	0.40% to $2 billion 0.35% thereafter
SA Large Cap Growth Index Portfolio	0.30% to $2 billion 0.25% thereafter
SA Large Cap Value Index Portfolio	0.30% to $2 billion 0.25% thereafter
SA Mid Cap Index Portfolio	0.30% to $2 billion

0.25% thereafter
SA Small Cap Index Portfolio	0.35% to $2 billion 0.30% thereafter

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAST_SAI_SUP6